UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/17 (Unaudited)

COMMON STOCKS (97.1%)(a)
		Shares	Value

Aerospace and defense (1.5%)

Northrop Grumman Corp.		25,700	$6,762,441

Raytheon Co.		32,100	5,513,817

			12,276,258
Auto components (1.1%)

Goodyear Tire & Rubber Co. (The)		283,400	8,929,934

			8,929,934
Automobiles (1.8%)

Yamaha Motor Co., Ltd. (Japan)		584,100	14,728,995

			14,728,995
Banks (3.4%)

Banco Macro SA ADR (Argentina)		90,343	7,842,676

Bank of America Corp.		480,600	11,592,072

Bank of Ireland Group PLC (Ireland)(NON)		907,595	7,574,600

			27,009,348
Beverages (2.1%)

Diageo PLC (United Kingdom)		197,913	6,393,682

Dr. Pepper Snapple Group, Inc.		62,000	5,651,920

Molson Coors Brewing Co. Class B		53,106	4,725,372

			16,770,974
Biotechnology (2.8%)

Alkermes PLC(NON)(S)		77,300	4,205,893

Biogen, Inc.(NON)		20,754	6,010,151

Regeneron Pharmaceuticals, Inc.(NON)		10,900	5,358,658

Vertex Pharmaceuticals, Inc.(NON)		43,600	6,619,352

			22,194,054
Building products (1.6%)

Assa Abloy AB Class B (Sweden)		368,131	7,888,065

Fortune Brands Home & Security, Inc.(S)		79,771	5,238,562

			13,126,627
Capital markets (1.5%)

E*Trade Financial Corp.(NON)		290,700	11,918,700

			11,918,700
Chemicals (3.1%)

CF Industries Holdings, Inc.		317,100	9,306,885

Dow Chemical Co. (The)		77,000	4,946,480

Sherwin-Williams Co. (The)		17,800	6,003,406

Symrise AG (Germany)		68,081	4,773,601

			25,030,372
Commercial services and supplies (0.4%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(F)(RES)(NON)		13	12

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(F)(RES)(NON)		5	4

Stericycle, Inc.(NON)		47,400	3,653,592

			3,653,608
Communications equipment (0.5%)

Nokia OYJ (Finland)		611,763	3,910,709

			3,910,709
Construction and engineering (1.0%)

Kyudenko Corp. (Japan)		198,800	7,501,547

Quanta Services, Inc.(NON)		27,807	937,930

			8,439,477
Containers and packaging (3.0%)

Ball Corp.(S)		154,000	6,452,600

RPC Group PLC (United Kingdom)		826,799	9,774,276

Sealed Air Corp.		187,000	8,136,370

			24,363,246
Distributors (0.1%)

PALTAC Corp. (Japan)		22,600	819,992

			819,992
Diversified consumer services (0.7%)

Service Corp. International/US		163,288	5,670,992

			5,670,992
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)		651,927	6,701,810

Eurazeo SA (France)		107,946	8,810,880

			15,512,690
Diversified telecommunication services (1.6%)

Koninklijke KPN NV (Netherlands)		1,527,663	5,541,085

Telecom Italia SpA RSP (Italy)		8,581,424	7,045,054

			12,586,139
Electric utilities (1.2%)

Exelon Corp.		255,000	9,776,700

			9,776,700
Equity real estate investment trusts (REITs) (0.8%)

Hibernia REIT PLC (Ireland)		4,005,275	6,652,249

			6,652,249
Food products (4.5%)

Associated British Foods PLC (United Kingdom)		195,453	7,643,586

Kerry Group PLC Class A (Ireland)		89,273	8,068,776

Kraft Heinz Co. (The)		75,800	6,629,468

Nomad Foods, Ltd. (United Kingdom)(NON)(S)		553,579	7,888,501

Orkla ASA (Norway)		553,589	5,702,857

			35,933,188
Health-care equipment and supplies (3.6%)

Becton Dickinson and Co.		80,600	16,232,840

Boston Scientific Corp.(NON)		248,900	6,625,718

Danaher Corp.		72,200	5,883,578

			28,742,136
Health-care technology (0.8%)

CompuGroup Medical SE (Germany)		105,398	6,283,427

			6,283,427
Hotels, restaurants, and leisure (2.3%)

Compass Group PLC (United Kingdom)		349,393	7,454,197

Dalata Hotel Group PLC (Ireland)(NON)		1,081,807	6,083,057

Hilton Worldwide Holdings, Inc.		85,090	5,320,678

			18,857,932
Household durables (1.8%)

CalAtlantic Group, Inc.		67,947	2,384,940

FabFurnish GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(F)(RES)(NON)		26	23

PulteGroup, Inc.		264,400	6,456,648

Techtronic Industries Co., Ltd. (Hong Kong)		1,282,500	5,705,802

			14,547,413
Independent power and renewable electricity producers (3.5%)

Calpine Corp.(NON)(S)		675,600	9,715,128

NRG Energy, Inc.		746,200	18,371,444

			28,086,572
Insurance (7.1%)

Admiral Group PLC (United Kingdom)		199,128	5,433,248

Assured Guaranty, Ltd.		309,000	13,908,090

Chubb, Ltd.		34,700	5,082,162

Fairfax Financial Holdings, Ltd. (Canada)		20,600	9,823,065

Hartford Financial Services Group, Inc. (The)		120,900	6,649,500

IRB Brasil Resseguros S/A (Brazil)(NON)		78,330	735,737

MBIA, Inc.(NON)(S)		494,100	5,024,997

Prudential PLC (United Kingdom)		438,156	10,683,348

			57,340,147
Internet and direct marketing retail (3.0%)

Amazon.com, Inc.(NON)		13,800	13,631,364

Expedia, Inc.		34,700	5,429,509

Global Fashion Holding SA (acquired 8/2/13, cost $855,718) (Private) (Luxembourg)(F)(RES)(NON)		20,200	216,503

Yoox Net-A-Porter Group SPA (Italy)(NON)(S)		157,793	5,220,932

			24,498,308
Internet software and services (6.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		68,100	10,552,090

Alphabet, Inc. Class C(NON)		26,162	24,343,741

GoDaddy, Inc. Class A(NON)		164,400	7,065,912

Instructure, Inc.(NON)(S)		274,700	8,886,545

			50,848,288
IT Services (2.4%)

DXC Technology Co.		132,200	10,361,836

Visa, Inc. Class A		87,800	8,741,368

			19,103,204
Leisure products (0.7%)

Brunswick Corp.		104,700	5,927,067

			5,927,067
Media (1.5%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		446,880	5,247,846

Live Nation Entertainment, Inc.(NON)		173,900	6,481,253

			11,729,099
Metals and mining (1.6%)

Alcoa Corp.		188,200	6,850,480

Newmont Mining Corp.		150,900	5,608,953

			12,459,433
Oil, gas, and consumable fuels (5.5%)

ConocoPhillips		137,800	6,251,986

EOG Resources, Inc.		60,200	5,727,428

Pioneer Natural Resources Co.		37,000	6,034,700

Plains All American Pipeline LP		193,800	5,110,506

Seven Generations Energy, Ltd. (Canada)(NON)		477,900	8,306,471

Suncor Energy, Inc. (Canada)		385,663	12,580,641

			44,011,732
Personal products (2.6%)

Shiseido Co., Ltd. (Japan)		278,900	9,866,298

Unilever NV ADR (Netherlands)		183,388	10,702,773

			20,569,071
Pharmaceuticals (3.9%)

AstraZeneca PLC (United Kingdom)		80,586	4,857,999

Bayer AG (Germany)		77,154	9,786,538

Chugai Pharmaceutical Co., Ltd. (Japan)		158,100	6,360,139

Jazz Pharmaceuticals PLC(NON)		41,300	6,344,093

Pacira Pharmaceuticals, Inc.(NON)		101,200	3,997,400

			31,346,169
Real estate management and development (2.0%)

Kennedy-Wilson Holdings, Inc.(S)		443,635	8,917,064

RE/MAX Holdings, Inc. Class A		118,557	6,894,090

			15,811,154
Road and rail (1.4%)

Norfolk Southern Corp.		97,100	10,931,518

			10,931,518
Semiconductors and semiconductor equipment (2.7%)

Broadcom, Ltd.		23,900	5,895,174

Micron Technology, Inc.(NON)		366,200	10,297,544

Rohm Co., Ltd. (Japan)		70,100	5,436,573

			21,629,291
Software (4.5%)

Adobe Systems, Inc.(NON)		40,700	5,962,143

NCSoft Corp. (South Korea)		27,457	8,857,493

Nintendo Co., Ltd. (Japan)		20,900	7,105,374

RealPage, Inc.(NON)		153,600	5,952,000

RIB Software AG (Germany)(S)		49,796	890,123

ServiceNow, Inc.(NON)		63,500	7,013,575

			35,780,708
Specialty retail (1.2%)

Lowe's Cos., Inc.		123,600	9,566,640

			9,566,640
Technology hardware, storage, and peripherals (0.9%)

Samsung Electronics Co., Ltd. (Preference) (South Korea)		4,060	7,005,817

			7,005,817
Thrifts and mortgage finance (1.5%)

Home Capital Group, Inc. (Canada)(S)		415,362	4,597,550

Radian Group, Inc.		415,500	7,238,010

			11,835,560
Tobacco (0.2%)

Imperial Brands PLC (United Kingdom)		42,420	1,746,232

			1,746,232
Wireless telecommunication services (1.5%)

KDDI Corp. (Japan)		213,200	5,646,914

Vodafone Group PLC ADR (United Kingdom)		216,181	6,416,252

			12,063,166

Total common stocks (cost $738,438,050)			$780,024,336

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $103,080) (Luxembourg) (Private)(F)(RES)(NON)		13,609	$148,780

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(F)(RES)(NON)		108,051	4,742,877

Total convertible preferred stocks (cost $3,757,077)			$4,891,657

SHORT-TERM INVESTMENTS (6.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.29%(AFF)	Shares	44,157,708	$44,157,708

Putnam Short Term Investment Fund 1.15%(AFF)	Shares	8,794,492	8,794,492

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(P)	Shares	280,000	280,000

U.S. Treasury Bills 0.887%, 8/3/17(SEGSF)		$100,000	99,995

U.S. Treasury Bills 0.889%, 8/10/17(SEGSF)		312,000	311,926

U.S. Treasury Bills 0.921%, 8/17/17(SEGSF)		281,000	280,879

U.S. Treasury Bills 0.994%, 8/24/17(SEGSF)		365,000	364,773

Total short-term investments (cost $54,289,785)			$54,289,773

TOTAL INVESTMENTS

Total investments (cost $796,484,912)(b)			$839,205,766

FORWARD CURRENCY CONTRACTS at 7/31/17 (aggregate face value $110,024,887) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$184,779	$177,765	$7,014
	British Pound	Buy	9/20/17	280,437	277,532	2,905
	Canadian Dollar	Sell	10/18/17	294,339	293,632	(707)
	Euro	Buy	9/20/17	921,265	841,256	80,009
	Hong Kong Dollar	Buy	8/16/17	71,492	71,757	(265)
Barclays Bank PLC
	Hong Kong Dollar	Buy	8/16/17	3,731,148	3,751,613	(20,465)
	Swiss Franc	Buy	9/20/17	2,560,178	2,560,166	12
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	689,323	659,511	29,812
	Danish Krone	Buy	9/20/17	6,143,386	5,840,274	303,112
	Euro	Buy	9/20/17	108,838	102,347	6,491
	Japanese Yen	Buy	8/16/17	2,463,314	2,466,917	(3,603)
Goldman Sachs International
	British Pound	Sell	9/20/17	4,782,234	4,625,548	(156,686)
	Canadian Dollar	Sell	10/18/17	619,991	596,181	(23,810)
	Chinese Yuan (Offshore)	Sell	8/16/17	8,397,477	8,124,843	(272,634)
	Euro	Buy	9/20/17	222,899	211,140	11,759
	Japanese Yen	Buy	8/16/17	2,127,708	2,094,841	32,867
HSBC Bank USA, National Association
	Euro	Buy	9/20/17	63,973	60,913	3,060
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	123,239	117,906	5,333
	British Pound	Sell	9/20/17	11,000,486	10,679,586	(320,900)
	Canadian Dollar	Sell	10/18/17	146,286	139,646	(6,640)
	Euro	Sell	9/20/17	1,877,424	1,775,799	(101,625)
	Japanese Yen	Buy	8/16/17	2,984,777	2,941,653	43,124
	Norwegian Krone	Sell	9/20/17	3,467,001	3,164,368	(302,633)
	Singapore Dollar	Buy	8/16/17	3,832,043	3,725,407	106,636
	South Korean Won	Sell	8/16/17	16,133,540	15,942,584	(190,956)
	Swedish Krona	Buy	9/20/17	445,732	414,530	31,202
	Swiss Franc	Buy	9/20/17	23,886,517	23,885,147	1,370
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	345,581	330,656	14,925
	Euro	Sell	9/20/17	2,230,287	2,133,807	(96,480)
	Israeli Shekel	Buy	10/18/17	1,887,561	1,921,892	(34,331)
	Swiss Franc	Buy	9/20/17	27,697	27,030	667
UBS AG
	Australian Dollar	Buy	10/18/17	1,622,166	1,552,314	69,852
	Swiss Franc	Sell	9/20/17	1,450,214	1,451,914	1,700
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	39,082	37,423	1,659
	Canadian Dollar	Sell	10/18/17	6,643,904	6,389,246	(254,658)
	Japanese Yen	Buy	8/16/17	323,111	319,200	3,911
	Japanese Yen	Sell	8/16/17	323,111	318,543	(4,568)

Total						$(1,033,541)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $803,267,129.
(b)	The aggregate identified cost on a tax basis is $797,266,789, resulting in gross unrealized appreciation and depreciation of $71,684,599 and $29,745,622, respectively, or net unrealized appreciation of $41,938,977.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,108,199, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17
Short-term investments
Putnam Cash Collateral Pool, LLC*#	$38,323,968	$242,123,672	$236,289,932	$281,961	$44,157,708
Putnam Short Term Investment Fund**	18,452,777	203,200,377	212,858,662	93,945	8,794,492
Total Short-term investments	$56,776,745	$445,324,049	$449,148,594	$375,906	$52,952,200

	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $44,157,708, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $42,792,346.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,421,140 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	59.9%
	United Kingdom	8.6
	Japan	7.2
	Canada	4.4
	Ireland	3.6
	Germany	2.7
	Netherlands	2.0
	South Korea	2.0
	Italy	1.5
	China	1.3
	France	1.1
	Sweden	1.0
	Argentina	1.0
	Australia	0.8
	Hong Kong	0.7
	Norway	0.7
	Spain	0.7
	Finland	0.5
	Other	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,532,921 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $946,579 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$115,059,846	$—	$216,526
Consumer staples	75,019,465	—	—
Energy	44,011,732	—	—
Financials	123,616,445	—	—
Health care	88,565,786	—	—
Industrials	48,427,472	—	16
Information technology	138,278,017	—	—
Materials	61,853,051	—	—
Real estate	22,463,403	—	—
Telecommunication services	24,649,305	—	—
Utilities	37,863,272	—	—
Total common stocks	779,807,794	—	216,542
Convertible preferred stocks	—	—	4,891,657
Short-term investments	9,074,492	45,215,281	—

Totals by level	$788,882,286	$45,215,281	$5,108,199

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,033,541)	$—

Totals by level	$—	$(1,033,541)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$757,420	$1,790,961

Total	$757,420	$1,790,961

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$178,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$89,928	$12	$339,415	$44,626	$3,060	$191,576	$15,592	$71,552	$1,659	$757,420

	Total Assets	$89,928	$12	$339,415	$44,626	$3,060	$191,576	$15,592	$71,552	$1,659	$757,420

	Liabilities:
	Forward currency contracts#	972	20,465	3,603	453,130	—	927,322	130,811	—	254,658	1,790,961

	Total Liabilities	$972	$20,465	$3,603	$453,130	$—	$927,322	$130,811	$—	$254,658	$1,790,961

	Total Financial and Derivative Net Assets	$88,956	$(20,453)	$335,812	$(408,504)	$3,060	$(735,746)	$(115,219)	$71,552	$(252,999)	$(1,033,541)
	Total collateral received (pledged)##†	$—	$—	$280,000	$(370,865)	$—	$(575,714)	$—	$—	$—
	Net amount	$88,956	$(20,453)	$55,812	$(37,639)	$3,060	$(160,032)	$(115,219)	$71,552	$(252,999)

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017